STOCK BASED COMPENSATION - RSUs (Details) - shares		9 Months Ended	12 Months Ended
	Oct. 25, 2018	Sep. 28, 2019	Dec. 29, 2018
Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs outstanding		309,000	7,000
Other than options granted (in shares)		338,000	7,000
Restricted stock units (RSUs) | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)			6,666
Other than options granted (in shares)		12,314
Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	13,388
2012 Plan | Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period in which the common stock be delivered to grantee once RSUs become nonforfeitables			30 days
Other than options granted (in shares)			385,241
RSUs granted as replacement awards			104,411